UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
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                                    FORM N-PX
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                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                   Mercantile Absolute Return Master Fund LLC

                  Investment Company Act File Number: 811-21814

                                   Registrant
                   Mercantile Absolute Return Master Fund LLC
                                Two Hopkins Plaza
                               Baltimore, MD 21201

                                Agent For Service
                        Mercantile Capital Advisors, Inc.
                                Two Hopkins Plaza
                               Baltimore, MD 21201
                         Attention: Jennifer E. Vollmer
                                 (800) 239-0418


                        Date of Fiscal Year End: March 31

             Date of Reporting Period: July 1, 2006 to June 30, 2007
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
Name of Issuer:        The 32 Capital Fund LLC
CUSIP Number:          None
Ticker Symbol:         None
Meeting Date:          January 24, 2007
Matter(s) Voted On:    Beginning February 1, 2007, the Management Fee will be increased from 1.5% per annum to 2% per annum. The
                       LLC Agreement is revised to reflect the new management fee.  Key portfolio personnel were updated.  Richard
                       C. Grinold, Ronald N. Kahn, Asriel Levin, Minder Cheng and George Patterson are no longer portfolio managers.  Blake Grossman, and Joshua Margulies remain unchanged.  Naozer Dadachanji, Ernest Chow, Jonathon
                       Howe, Nicolaas Marais, Daniel Morrillo and Russ Koesterich were added as portfolio managers.
                       New investment strategies will be implemented as follows:  (i) a broader version of the Asia ex-Japan strategy (China, India, Thailand, Taiwan, Indonesia, Malaysia the Philippines and Pakistan have been added to the strategy.);  (ii) the addition of a significant number of new signals to the existing large cap strategy; and (iii) building upon the existing suite of industry specific models with the introduction of a
                       US utilities strategy.
Proposed by:           Issuer
Did the Fund Vote:     Yes
How the Fund voted:    In favor with management on all items.


Name of Issuer:        Taconic Opportunity Fund L.P.
CUSIP Number:          None
Ticker Symbol:         None
Meeting Date:          January 31, 2007

 Matter(s) Voted On: CHANGES TO THE LIMITED PARTNERSHIP AGREEMENT

 Amendments That Require the Approval of the Limited Partners

o The addition of a provision that allows the General Partner and a Limited Partner who makes a non-lockup capital contribution on or after February 1, 2007 to agree upon Three-Month and One-Year Anniversary Withdrawal Dates based on a date other than the actual investment date. This change will allow the Opportunity Funds to have a more even distribution of withdrawal dates throughout the calendar year (Sections 3.12.1B(i) and 3.12.1B(ii)).

o The inclusion of corresponding hedge positions in the definition of Side Pocket Investments (see first bullet below under "Amendments That Do Not Require the Approval of the Limited Partners") (Sections 2.60, 2.61 and 3.5.2). Appreciation and depreciation in hedge positions that are part of a Side Pocket Investment will not be taken into account in calculating the 15% limit.

o The provision of additional detail, by way of example, of several examples of the types of fees that the Partnership may pay to professionals retained by the General Partner to advise it in connection with the Partnership's investment activities in order to access highly specialized or difficult-to-access investment opportunities or markets (Section 4.2.1).

o The deletion of the provision calling for the accrual of the Base Management Fee when a Limited Partner withdraws from the Partnership leaving only one or more Side Pocket accounts. Instead, the General Partner will be authorized to establish a Management Fee and Expense Reserve by holding back a portion of the amount otherwise payable to the withdrawing Limited Partner (Section 4.2.2.2). To the extent that the Management Fee and Expense Reserve does not cover the Base Management Fees and related expenses, the General Partner may seek payment of such fees directly from the withdrawing Limited Partner and, if such amounts are not paid, offset the amount of any subsequent proceeds that are paid to the Limited Partner by the amount of such shortfall. This change is being made upon advice from Taconic's tax advisors due to recent changes in Section 409A of the Internal Revenue Code relating to deferred compensation.

Amendments That Do Not Require the Approval of the Limited Partners

 In addition to the modifications summarized above, we received notice of several modifications in the Partnership Agreement that pursuant to Section
 11.2 do not require the approval of the Limited Partners. Of these, the most significant are as follows (as per the Notification Letter:

o Changing the term used for investments of the Partnership that are illiquid and lack a readily ascertainable market value from "Special Situation Investments" to "Side Pocket Investments." (Sections 2.60 and 2.61, and throughout document). Taconic is making this change to reduce confusion between these types of investments and the "special situations" category of investment strategy in which the Opportunity Funds engage.

o The clarification that if a Limited Partner does not clearly indicate its designation of a Capital Contribution or Additional Capital Contribution as a Lock-Up Capital Contribution or a Non-Lock-Up Capital Contribution, the General Partner will treat the Capital Contribution or Additional Capital Contribution as a Non-Lock-Up Capital Contribution (Sections 3.2.1 and 3.3). This reflects Taconic's policy that an investor may not be bound by a lock-up provision without having clearly consented to such terms. Any Non-Lock-Up Limited Partner may request that its Capital Contribution be redesignated as a Lock-Up Capital Contribution; such Limited Partner's Lock-Up period will begin as of the date of such redesignation.

o The clarification that Side Pocket Accounts will be treated as Lock-Up Interests with respect to the calculation of the Base Management Fee even for Non-Lock-Up Limited Partners (Section 4.2.2);

o Definitional changes that were required due to the recent adoption of the Pension Protection Act of 2006, which amended certain provisions of the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), as it applied to investments in the Partnership by ERISA plans (Section 2.9);

o Simplification of the disclosure relating to the power of the General Partner to select brokers, so that the disclosure conforms to that included in the Offering Memorandum and the Form ADV, Part II of the Partnership's Advisor (Section 5.2.2(vii));
o Changes in the description of the reports the Partnership prepares and delivers to the Limited Partners (Section 7.3); and

o Modification of the valuation of Side Pocket Investments to allow for the deemed liquidation of Side Pocket Investments or the occurrence of a permanent impairment to the value of such Investments, and also to allow the General Partner to fair value such Side Pocket Investments upon the occurrence of a "pricing event," as defined in the Valuation Procedures at Attachment A (Sections 2.38, 2.41, 3.5.2 and 3.6(iii), Attachment A).

 Process for Approval

 According to the Notification Letter, the amendments described above under "Amendments That Require the Approval of the Limited Partners" require the approval of 66 and 2/3% of the outstanding interests of the Partnership (excluding principals of the general partner). If the required approval is received, these changes shall become effective January 31, 2007. As set forth in the Partnership Agreement, a Limited Partner's consent shall be deemed conclusively to have been granted as requested, unless the Limited Partner expresses written objection to the consent by notice within 20 days after the notice of solicitation is effected. Because these amendments alter the base withdrawal section (Section 3.12) and base management fee section (Section 4.2.2) of the Partnership Agreement, each Limited Partner shall be given the opportunity to withdraw his or her interest (excluding any side pocket interest) effective March 1, 2007, without payment of any redemption fees, provided that we receive written notice of the Limited Partner's intent to redeem prior to January 31,2007.

 CHANGES TO THE OFFERING MEMORANDUM

The Notification Letter also indicates that there are additional changes described in the Offering Memorandum. One of such changes described is an effort to streamline the Taconic organization, effective January 1, 2007. The Partnership's investment management agreements have been assigned to newly formed U.S. and UK partnerships, as identified in the Offering Memorandum. No change have been indicated with respect to the personnel involved in the investment management processes at the U.S. and UK Advisors. The newly formed entities are referenced in the revised Offering Memorandum. The following changes are also highlighted in the Offering Memorandum:

o Changes to conform to the proposed changes to the Limited Partnership Agreement described above.

o Language explaining that the General Partner may form a Conflicts Committee that would be made up of Limited Partners and shareholders of the Opportunity Funds to advise the General Partner and the Advisor on conflicts of interest that may arise between the various Taconic Funds or due to potential investments with related parties.

o A number of non-material updating changes and disclosure improvements. Please note that many of these improvements have resulted from a reordering of the document to make it more useful to you, and from a modernization of certain disclosures. As a result, the blacklined version of the Offering Memorandum reflects significant non-material changes.

 No Interests will be sold under the terms of this Offering Memorandum unless and until the proposed changes to the Limited Partnership Agreement have been approved.
..
Proposed by:               Issuer
Did the Fund Vote:         Yes
How the Fund voted:        In favor with management on all items.

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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Mercantile Absolute Return Fund LLC

/s/  David L. Meyer

Vice President

Date:  August 28, 2007